Prepayments and other assets	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepayments and other assets
Prepayments and other assets
3.	Prepayments and other assets

Prepayments and other current assets consist of the following:

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Prepaid rental and property management fees	5,467	6,625
Prepayment for purchase of goods and service	5,990	7,978
VAT recoverable	23,183	19,912
Receivables on behalf of manachised hotels(i)	81,473	157,964
Contract assets (Note 11(b))	8,741	9,227
Deposits	2,165	2,185
Others	10,006	21,345
Subtotal	137,025	225,236
Less: allowance for doubtful accounts	(3,124)	(3,124)
Total	133,901	222,112
(i)	The amount represents fees to be collected from corporate customers and travel agencies on behalf of franchisees.

Changes in the allowance for doubtful accounts are as follows:

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
At the beginning of the year/period	3,124	3,124
Allowance made/reversed during the year/period	—	—
At the end of the year/period	3,124	3,124

Other assets consist of the following:

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Long-term rental deposits	75,954	76,248
Contract assets (Note 11(b))	58,288	56,263
VAT recoverable	6,744	2,069
Prepayments for purchase of property and equipment	349	12,420
Total	141,335	147,000

3.	Prepayments and other assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Prepaid rental and property management fees	12,112	5,467
Prepayment for purchase of goods and services	12,247	5,990
VAT recoverable	25,425	23,183
Receivables on behalf of manachised hotels(i)	103,495	81,473
Contract assets (Note 13(b))	7,171	8,741
Deposits	2,904	2,165
Others	6,931	10,006
Subtotal	170,285	137,025
Less: allowance for doubtful accounts	(3,124)	(3,124)
Total	167,161	133,901
(i)	The amount represents fees to be collected from corporate customers and travel agencies on behalf of franchisees.

Changes in the allowance for doubtful accounts are as follows:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
At the beginning of the year	3,441	3,124
Allowance made during the year	3,124	—
Allowance write-off during the year	(3,441)	—
At the end of the year	3,124	3,124

Other assets consist of the following:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Long-term rental deposits	75,604	75,954
Contract assets (Note 13(b))	62,615	58,288
VAT recoverable	8,800	6,744
Prepayments for purchase of property and equipment	444	349
Deferred rental initial direct costs	11,758	—
Deferred initial public offering related costs	23,360	—
Total	182,581	141,335